Non Current Liabilities - US Warrant Liability - Summary of Fair Value of Warrants (Detail) - US Warrants [member]	1 Months Ended		12 Months Ended
	Jul. 31, 2017 USD ($) $ / shares	Jul. 31, 2017 AUD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 AUD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Historic volatility	58.00%		55.40%
Exercise price	$ 2.50		$ 2.50
Share price	$ 2.17		$ 2.38
Risk-free interest rate	1.93%		2.73%
Dividend yield	0.00%		0.00%
Fair value per warrant | (per share)	$ 1.0716	$ 1.3962	$ 1.1031	$ 1.4900
Fair value		$ 2,755,375		$ 2,945,358